Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented information

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE		BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			18,378	2,776	—	21,154
Inter-segment service revenues			29	341	(370)	—
Operating service revenues			18,407	3,117	(370)	21,154
External/Operating product revenues			3,519	—	—	3,519
Total external revenues			21,897	2,776	—	24,673
Total inter-segment revenues			29	341	(370)	—
Total operating revenues			21,926	3,117	(370)	24,673
Operating costs		5	(12,206)	(2,420)	370	(14,256)
Adjusted EBITDA (1)			9,720	697	—	10,417
Severance, acquisition and other costs		6				(200)
Depreciation and amortization	17,	19				(4,918)
Finance costs
Interest expense		7				(1,475)
Net return on post-employment benefit plans		27				108
Impairment of assets		8				(143)
Other expense		9				(466)
Income taxes		10				(996)
Net earnings						2,327
Goodwill		22	8,099	2,843	—	10,942
Indefinite-life intangible assets		19	8,052	1,763	—	9,815
Capital expenditures			4,421	160	—	4,581
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE		BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			18,052	2,904	—	20,956
Inter-segment service revenues			31	350	(381)	—
Operating service revenues			18,083	3,254	(381)	20,956
External/Operating product revenues			3,218	—	—	3,218
Total external revenues			21,270	2,904	—	24,174
Total inter-segment revenues			31	350	(381)	—
Total operating revenues			21,301	3,254	(381)	24,174
Operating costs		5	(11,847)	(2,509)	381	(13,975)
Adjusted EBITDA (1)			9,454	745	—	10,199
Severance, acquisition and other costs		6				(94)
Depreciation and amortization	17,	19				(4,723)
Finance costs
Interest expense		7				(1,146)
Net return on post-employment benefit plans		27				51
Impairment of assets		8				(279)
Other expense		9				(115)
Income taxes		10				(967)
Net earnings						2,926
Goodwill		22	7,960	2,946	—	10,906
Indefinite-life intangible assets		19	7,980	1,846	—	9,826
Capital expenditures			4,971	162	—	5,133
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Services(1)
Wireless	7,120	6,821
Wireline data	8,084	7,920
Wireline voice	2,862	3,002
Media	2,776	2,904
Other wireline services	312	309
Total services	21,154	20,956
Products(2)
Wireless	2,885	2,714
Wireline	634	504
Total products	3,519	3,218
Total operating revenues	24,673	24,174
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.